Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	2020	2019
Software	$16,868	$17,371
Senior care service App	42,376	-
Less: accumulated amortization	(16,203)	(6,949)
Intangible assets, net	$43,041	$10,422